As filed with the Securities and Exchange Commission on November 29, 2011

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  811-09114

The Needham Funds, Inc.
(Exact name of registrant as specified in charter)

445 Park Avenue, New York, New York 10022
(Address of principal executive offices) (Zip code)

Mr. George A. Needham, 445 Park Avenue, New York, New York 10022
(Name and address of agent for service)

1-800-625-7071
Registrant's telephone number, including area code

Date of fiscal year end: December 31, 2011

Date of reporting period:  September 30, 2011

Item 1. Schedule of Investments.

Needham Growth Fund
Schedule of Investments
September 30, 2011 (Unaudited)
	Shares	Value
Common Stocks (94.1%)
Aerospace & Defense (1.8%)
Honeywell International, Inc.	20,000	$878,200
Sypris Solutions, Inc. *	356,200	1,082,848
		1,961,048
Biotechnology (2.4%)
Gilead Sciences, Inc. *	70,000	2,716,000
Capital Markets (1.6%)
Financial Engines, Inc. *	100,000	1,811,000
Chemicals (1.3%)
Southwall Technologies, Inc. *	145,600	1,403,584
Communications Equipment (9.8%)
Anaren, Inc. *	18,350	351,403
Brocade Communications Systems, Inc. *	406,250	1,755,000
Emulex Corp. *	355,700	2,276,480
Finisar Corp. *	112,500	1,973,250
Oclaro, Inc. *	210,000	764,400
Viasat, Inc. *	115,000	3,830,650
		10,951,183
Computers & Peripherals (9.8%)
Electronics for Imaging, Inc. *	86,250	1,161,788
Immersion Corp. *	100,000	598,000
Intevac, Inc. *	123,375	862,391
Seagate Technology PLC	375,000	3,855,000
STEC, Inc. *	120,000	1,216,800
Super Micro Computer, Inc. *	200,000	2,506,000
Xyratex Ltd.	78,200	724,914
		10,924,893
Electrical Equipment (0.3%)
II VI, Inc. *	20,000	350,000
Electronic Equipment, Instruments & Components (8.3%)
Corning, Inc.	43,750	540,750
Electro Scientific Industries, Inc. *	191,500	2,276,935
Jabil Circuit, Inc.	150,000	2,668,500
Mercury Computer Systems, Inc. *	122,400	1,407,600
Newport Corp. *	140,700	1,520,967
Vishay Intertechnology, Inc. *	100,000	836,000
		9,250,752
Energy Equipment & Services (0.5%)
Schlumberger Ltd.	10,000	597,300
Health Care Equipment & Supplies (8.9%)
Becton Dickinson and Co.	46,000	3,372,720
CONMED Corp. *	50,000	1,150,500
Covidien PLC	30,000	1,323,000
Palomar Medical Technologies, Inc. *	18,500	145,780
Varian Medical Systems, Inc. *	55,000	2,868,800
Volcano Corp. *	35,000	1,037,050
		9,897,850

Health Care Providers & Services (7.5%)
Express Scripts, Inc. *†	225,000	8,340,750
Health Care Technology (2.4%)
Allscripts Healthcare Solutions, Inc. *	100,000	1,802,000
MedAssets, Inc. *	85,000	816,850
		2,618,850
Internet Software & Services (3.8%)
Akamai Technologies, Inc. *	145,000	2,882,600
QuinStreet, Inc. *	75,000	776,250
Responsys, Inc. *	11,994	129,295
Soundbite Communications, Inc. *	200,000	492,000
		4,280,145
IT Services (1.8%)
InterXion Holding NV *	40,000	472,400
SAIC, Inc. *	125,000	1,476,250
		1,948,650
Life Sciences Tools & Services (5.2%)
Thermo Fisher Scientific, Inc. *	115,000	5,823,600
Media (1.1%)
Comcast Corp.	60,000	1,254,000
Oil, Gas & Consumable Fuels (1.2%)
Chesapeake Energy Corp.	50,000	1,277,500
Semiconductors & Semiconductor Equipment (17.2%)
Anadigics, Inc. *	200,000	432,000
Brooks Automation, Inc. *	445,000	3,626,750
Entegris, Inc. *	237,500	1,515,250
Entropic Communications, Inc. *	820,000	3,386,600
Formfactor, Inc. *	426,700	2,658,341
Lattice Semiconductor Corp. *	268,400	1,409,100
MEMC Electronic Materials, Inc. *	185,000	969,400
MKS Instruments, Inc.	60,000	1,302,600
Nova Measuring Instruments Ltd. *	227,265	1,220,413
PDF Solutions, Inc. *	390,000	1,591,200
TriQuint Semiconductor, Inc. *	50,000	251,000
Ultra Clean Holdings, Inc. *	195,800	839,982
		19,202,636
Software (2.2%)
Actuate Corp. *	250,000	1,380,000
Sourcefire, Inc. *	40,000	1,070,400
		2,450,400
Specialty Retail (7.0%)
American Eagle Outfitters, Inc.	165,000	1,933,800
CarMax, Inc. *	167,500	3,994,875
Dick's Sporting Goods, Inc. *†	55,000	1,840,300
		7,768,975
Total Common Stocks
(Cost $103,814,023)		104,829,116

Short-Term Investment (5.4%)
Money Market Fund (5.4%)
Dreyfus Treasury Prime Cash
Management 0.00% (a)
(Cost $6,058,648)	6,058,648	$6,058,648

Total Investments (99.5%)
(Cost $109,872,671)		110,887,764
Total Securities Sold Short (-2.3%)
(Proceeds $2,835,583)		(2,524,275)
Other Assets in Excess of
Liabilities (2.8%)		3,068,505
Net Assets (100.0%)		$111,431,994

(a) Rate shown is the seven day yield as of September 30, 2011 and is less than 0.01%
* Non-income producing security.
† Security position is either entirely or partially held in a segregated account as collateral for securities sold short, aggregating a total market value of $3,897,200.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”).  GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

See accompanying notes to financial statements.

Needham Growth Fund
Schedule of Securities Sold Short
September 30, 2011 (Unaudited)
	Shares	Value
Securities Sold Short (-2.3%)
Airlines (-0.1%)
Allegiant Travel Co. *	2,500	$117,825
Chemicals (-0.2%)
STR Holdings, Inc. *	30,000	243,300
Semiconductors & Semiconductor Equipment (-0.1%)
QuickLogic Corp. *	60,000	140,400
Software (-1.9%)
ANSYS, Inc. *	37,500	1,839,000
Ebix, Inc. *	12,500	183,750
		2,022,750
Total Securities Sold Short
(Proceeds $2,835,583)		2,524,275

Total Securities Sold Short (-2.3%)		(2,524,275)
Total Investments (99.5%)		110,887,764
Other Assets in Excess
of Liabilities (2.8%)		3,068,505
Net Assets (100.0%)		$111,431,994

* Non-income producing security.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”).  GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

See accompanying notes to financial statements.

Needham Aggressive Growth Fund
Schedule of Investments
September 30, 2011 (Unaudited)
	Shares	Value
Common Stocks (93.9%)
Aerospace & Defense (1.0%)
Precision Castparts Corp. †	5,500	$855,030
Biotechnology (2.1%)
Gilead Sciences, Inc. *	50,000	1,940,000
Capital Markets (1.6%)
Financial Engines, Inc. *	80,000	1,448,800
Communications Equipment (13.0%)
Anaren, Inc. *	66,550	1,274,433
Brocade Communications Systems, Inc. *	425,000	1,836,000
Emulex Corp. *	475,000	3,039,999
Extreme Networks Inc. *	100,000	265,000
Finisar Corp. *	150,000	2,631,000
Network Equipment Technologies, Inc. *	357,750	694,035
Oclaro, Inc. *	150,000	546,000
Powerwave Technologies, Inc. *	575,000	989,000
Viasat, Inc. *	20,000	666,200
		11,941,668
Computers & Peripherals (11.1%)
Apple, Inc. *†	5,250	2,001,195
Electronics for Imaging, Inc. *	70,000	942,900
Immersion Corp. *	25,000	149,500
Intevac, Inc. *	160,000	1,118,400
Seagate Technology PLC	235,000	2,415,800
STEC, Inc. *	145,000	1,470,300
Super Micro Computer, Inc. *	110,000	1,378,300
Xyratex Ltd.	76,500	709,155
		10,185,550
Electrical Equipment & Instruments (1.1%)
FEI Co. *	32,000	958,720
Electronic Equipment, Instruments & Components (12.8%)
Corning, Inc.	75,000	927,000
Electro Scientific Industries, Inc. *	50,000	594,500
IPG Photonics Corp. *	8,000	347,520
Jabil Circuit, Inc.	122,550	2,180,165
LeCroy Corp. *	30,000	237,000
Mercury Computer Systems, Inc. *	190,500	2,190,750
Multi-Fineline Electronix, Inc. *	65,000	1,296,100
Newport Corp. *	70,000	756,700
Trimble Navigation Ltd. *	17,500	587,125
TTM Technologies, Inc. *	275,000	2,615,250
		11,732,110
Health Care Equipment & Supplies (3.4%)
Becton Dickinson and Co.	8,000	586,560
LeMaitre Vascular, Inc.	40,000	250,400
Solta Medical, Inc. *†	350,000	437,500
Varian Medical Systems, Inc. *	16,000	834,560
Volcano Corp. *	35,000	1,037,050
		3,146,070

Health Care Providers & Services (0.8%)
Alliance HealthCare Services, Inc. *	20,000	22,800
Express Scripts, Inc. *	18,000	667,260
		690,060
Health Care Technology (2.3%)
Allscripts Healthcare Solutions, Inc. *	60,000	1,081,200
MedAssets, Inc. *	71,700	689,037
Omnicell, Inc. *	25,000	344,500
		2,114,737
Insurance (0.4%)
Crawford & Co.	95,000	358,150
Internet Software & Services (11.4%)
Akamai Technologies, Inc. *	270,000	5,367,600
Equinix, Inc. *	8,500	755,055
QuinStreet, Inc. *	30,000	310,500
Reis, Inc. *	100,000	887,000
Responsys, Inc. *	30,000	323,400
Saba Software, Inc. *	305,000	1,756,800
Soundbite Communications, Inc. *	175,000	430,500
SPS Commerce, Inc. *	40,000	651,600
		10,482,455
Oil, Gas & Consumable Fuels (1.4%)
Suncor Energy, Inc.	50,000	1,272,000
Pharmaceuticals (0.8%)
ISTA Pharmaceuticals, Inc. *	217,000	748,650
Semiconductors & Semiconductor Equipment (25.4%)
Advanced Analogic Technologies, Inc. *	125,000	541,250
ATMI, Inc. *	50,000	791,000
Brooks Automation, Inc. *	120,000	978,000
Entegris, Inc. *	185,000	1,180,300
Entropic Communications, Inc. *	1,000,000	4,130,000
Formfactor, Inc. *	727,500	4,532,324
Lattice Semiconductor Corp. *	100,000	525,000
MEMC Electronic Materials, Inc. *	170,000	890,800
MIPS Technologies, Inc. *	255,000	1,234,200
MKS Instruments, Inc.	29,100	631,761
Nanometrics, Inc. *	35,000	507,500
Nova Measuring Instruments Ltd. *	139,200	747,504
PDF Solutions, Inc. *	560,000	2,284,800
RF Micro Devices, Inc. *	300,000	1,902,000
TriQuint Semiconductor, Inc. *†	290,000	1,455,800
Ultra Clean Holdings, Inc. *	222,350	953,882
		23,286,121
Software (3.5%)
Actuate Corp. *†	275,000	1,518,000
Bottomline Technologies, Inc. *	32,280	650,119
Sourcefire, Inc. *	40,000	1,070,400
		3,238,519
Specialty Retail (1.8%)
Aeropostale, Inc. *	50,000	540,500
CarMax, Inc. *	22,500	536,625
Dick's Sporting Goods, Inc. *†	18,000	602,280
		1,679,405

Total Common Stocks
(Cost $106,780,996)		86,078,045

Short-Term Investment (5.2%)
Money Market Fund (5.2%)
Dreyfus Treasury Prime Cash
Management, 0.00% (a)
(Cost $4,752,416)	4,752,416	$4,752,416

Total Investments (99.1%)
(Cost $111,533,412)		90,830,461
Total Securities Sold Short (-2.1%)		(1,921,770)
(Proceeds $2,711,973)
Other Assets in
Excess of Liabilities (3.0%)		2,736,457
Net Assets (100.0%)		$91,645,148

(a)	Rate shown is the seven day yield as of September 30, 2011 and is less than 0.01%
*	Non-income producing security.
†	Security position is either entirely or partially held in a segregated account as collateral for securities sold short, aggregating a total market value of $3,456,219.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”).  GICS is a service mark of  MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

See accompanying notes to financial statements.

Needham Aggressive Growth Fund
Schedule of Securities Sold Short
September 30, 2011 (Unaudited)
	Shares	Value
Securities Sold Short (-2.1%)
Aerospace & Defense (-0.1%)
HEICO Corp.	2,500	$123,100
Airlines (-0.3%)
Allegiant Travel Co. *	6,000	282,780
Chemicals (-0.3%)
STR Holdings, Inc. *	30,000	243,300
Semiconductors & Semiconductor Equipment (-0.3%)
QuickLogic Corp. *	130,000	304,200
Software (-1.1%)
ANSYS, Inc. *	16,000	784,640
Ebix, Inc. *	12,500	183,750
		968,390
Total Securities Sold Short
(Proceeds $2,711,973)		1,921,770

Total Securities Sold Short (-2.1%)		(1,921,770)
Total Investments (99.1%)		90,830,461
Other Assets in
Excess of Liablilites (3.0%)		2,736,457

Net Assets (100.0%)		$91,645,148

* Non-income producing security.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”).  GICS is a Services, LLC.service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund

Needham Small Cap Growth Fund
Schedule of Investments
September 30, 2011 (Unaudited)
	Shares	Value
Common Stocks (88.3%)
Capital Markets (1.7%)
Financial Engines, Inc. *	80,000	$ 1,448,800
Communications Equipment (19.1%)
Anaren, Inc. *	84,100	1,610,515
Blue Coat Systems, Inc. *	157,500	2,186,100
Brocade Communications Systems, Inc. *†	1,100,000	4,752,000
Emulex Corp. *	700,000	4,480,000
Extreme Networks Inc. *	150,000	397,500
Harris Corp.	20,000	683,400
Network Equipment Technologies, Inc. *	233,421	452,837
Oclaro, Inc. *	400,000	1,456,000
Powerwave Technologies, Inc. *	400,000	688,000
		16,706,352
Computers & Peripherals (7.7%)
Intevac, Inc. *	108,690	759,743
Seagate Technology PLC	375,000	3,855,000
STEC, Inc. *	14,000	141,960
Super Micro Computer, Inc. *	30,000	375,900
Xyratex Ltd.	168,600	1,562,922
		6,695,525
Electrical Equipment (0.4%)
II VI, Inc. *	20,000	350,000
Electronic Equipment, Instruments & Components (4.2%)
Electro Scientific Industries, Inc. *	37,500	445,875
Mercury Computer Systems, Inc. *	106,111	1,220,277
Newport Corp. *	59,300	641,033
TTM Technologies, Inc. *	140,000	1,331,400
		3,638,585
Energy Equipment & Services (0.5%)
CE Franklin Ltd. *	59,300	480,923
Health Care Equipment & Supplies (6.4%)
DexCom, Inc. *	150,000	1,800,000
NuVasive, Inc. *	40,000	682,800
Palomar Medical Technologies, Inc. *	100,000	788,000
Solta Medical, Inc. *	400,000	500,000
Volcano Corp. *	60,000	1,777,800
		5,548,600
Health Care Providers & Services (1.9%)
Bio-Reference Labs, Inc. *	30,000	552,300
Express Scripts, Inc. *	30,000	1,112,100
		1,664,400
Health Care Technology (7.7%)
Allscripts Healthcare Solutions, Inc. *	150,000	2,703,000
MedAssets, Inc. *	173,100	1,663,491
Omnicell, Inc. *	170,000	2,342,600
		6,709,091

Internet Software & Services (4.3%)
QuinStreet, Inc. *	160,000	1,656,000
Responsys, Inc. *	30,000	323,400
Saba Software, Inc. *	150,000	864,000
Soundbite Communications, Inc. *	121,463	298,799
SPS Commerce, Inc. *	35,000	570,150
		3,712,349
IT Services (1.9%)
InterXion Holding NV *	140,000	1,653,400
Oil, Gas & Consumable Fuels (1.1%)
Carrizo Oil & Co, Inc. *	20,000	431,000
GMX Resources, Inc. *	250,000	567,500
		998,500
Semiconductors & Semiconductor Equipment (23.5%)
Anadigics, Inc. *	35,000	75,600
Brooks Automation, Inc. *	170,000	1,385,500
Cymer, Inc. *	20,000	743,600
Entegris, Inc. *	100,000	638,000
Entropic Communications, Inc. *†	900,000	3,717,000
Formfactor, Inc. *	700,000	4,360,999
Lattice Semiconductor Corp. *	176,400	926,100
MaxLinear, Inc. *	330,000	2,131,800
MEMC Electronic Materials, Inc. *	450,000	2,358,000
Microsemi Corp. *	20,000	319,600
Nova Measuring Instruments Ltd. *	99,035	531,818
PDF Solutions, Inc. *	215,000	877,200
Rudolph Technologies, Inc. *	57,500	384,675
TriQuint Semiconductor, Inc. *	200,000	1,004,000
Ultra Clean Holdings, Inc. *	241,850	1,037,537
		20,491,429
Software (3.6%)
Callidus Software, Inc. *	73,500	338,835
Sourcefire, Inc. *	105,000	2,809,800
		3,148,635
Specialty Retail (4.3%)
Aeropostale, Inc. *	85,000	918,850
American Eagle Outfitters, Inc.	240,000	2,812,800
		3,731,650
Total Common Stocks
(Cost $102,595,104)		76,978,239

Short-Term Investments (12.6%)
Money Market Fund (12.6%)
Dreyfus Treasury Prime Cash
Management 0.00% (a)
(Cost $11,035,154)	11,035,154	11,035,154

Total Investments (100.9%)
	(Cost $113,630,258)	88,013,393
	Total Securities Sold Short (-0.6%)	(525,725)
	(Proceeds $696,608)
	Liabilities in Excess
	of Other Assets (-0.3%)	(271,909)
Net Assets (100.0%)		$87,215,759

(a)	Rate shown is the seven day yield as of September 30, 2011 and is less than 0.01%
*	Non-income producing security.
†	Security position is either entirely or partially held in a segregated account as collateral for securities sold short, aggregating a total market value of $3,065,500.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard &  Poor Financial Services LLC (“S&P”).  GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

See accompanying notes to financial statements.

Needham Small Cap Growth Fund
Schedule of Securities Sold Short
September 30, 2011 (Unaudited)
	Shares	Value
Securities Sold Short (-0.6%)
Aerospace & Defense (-0.2%)
HEICO Corp.	2,500	$123,100
Airlines (-0.1%)
Allegiant Travel Co. *	2,500	117,825
Chemicals (-0.2%)
STR Holdings, Inc. *	20,000	162,200
Software (-0.1%)
ANSYS, Inc. *	2,500	122,600
Total Securities Sold Short
(Proceeds $696,608)		525,725

Total Securities Sold Short (-0.6%)		(525,725)
Total Investments (101.0%)		88,013,393
Liabilities in Excess
of Other Assets (-0.3%)		(271,909)

Net Assets (100.0%)		$87,215,759

* Non-income producing security.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard &  Poor Financial Services LLC (“S&P”).  GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

See accompanying notes to financial statements.

Needham Funds
Notes to Schedules of Investments and Schedules of Securities Sold Short
September 30, 2011
(Unaudited)

1.	Organization

Needham Growth Fund (‘‘NGF’’), Needham Aggressive Growth Fund (‘‘NAGF’’) and Needham Small Cap Growth Fund (‘‘NSCGF’’) (each, a ‘‘Portfolio’’ and collectively, the ‘‘Portfolios’’), are portfolios of The Needham Funds, Inc. (the ‘‘Company’’), which is registered under the Investment Company Act of 1940, as amended (the ‘‘1940 Act’’) as a non-diversified, open-end management investment company.  The Company was organized as a Maryland corporation on October 12, 1995.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Company in the preparation of its Schedules of Investments and Schedules of Securities Sold Short (“Schedules”).  These policies are in conformity with accounting principles generally accepted in the United States of America (‘‘GAAP’’).

Security Valuation: Investments in securities (including options) listed or traded on a nationally recognized securities exchange are valued at the last quoted sales price on the date the valuations are made.  Portfolio securities and options positions for which market quotations are readily available are stated at the NASDAQ Official Closing Price or the last sale price reported by the principal exchange for each such security as of the exchange’s close of business, as applicable.  Securities and options for which no sale has taken place during the day and securities which are not listed on an exchange are valued at the mean of the current closing bid and asked prices.  All other securities for which market prices are not readily available are valued at their fair value in accordance with Fair Value Procedures established by the Board of Directors (the ‘‘Board’’).  The Company’s Fair Value Procedures are implemented and monitored by a Fair Value Committee (the ‘‘Committee’’) designated by the Board.  When a security is valued in accordance with the Fair Value Procedures, the Committee determines a value after taking into consideration any relevant information that is reasonably available to the Committee.  Some of the more common reasons that may necessitate that a security be valued pursuant to these Fair Value Procedures include, but are not limited to: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; or the security’s primary pricing source is not able or willing to provide a price.  The assets of each Portfolio may also be valued on the basis of valuations provided by a pricing service approved by, or on behalf of, the Board.

Investment Transactions: Changes in holdings of portfolio securities for the Portfolios shall be reflected no later than in the first calculation on the first business day following the trade date for purposes of calculating each Portfolio’s daily net asset value per share. However, for financial reporting purposes, portfolio security transactions are reported on the trade date of the last business day of the reporting period. The cost (proceeds) of investments sold (bought to cover) is determined on a specific identification basis for the purpose of determining gains or losses on sales and buys to cover short positions. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on an accrual basis.

Foreign Currency: Foreign currency amounts are translated into U.S. dollars as follows: (i) assets and liabilities at the rate of exchange at the end of the respective period; and (ii) purchases and sales of securities and income and expenses at the rate of exchange prevailing on the dates of such transactions.  The portion of the results of operations arising from changes in the exchange rates and the portion due to fluctuations arising from changes in the market prices of securities are not isolated. Such fluctuations are included with the net realized and unrealized gain or loss on investments.  Principal risks associated with such transactions include the movement in value of the foreign currency relative to the U.S. dollar and the ability of the counterparty to perform.

The Portfolios may also invest in forward currency contracts.  Fluctuations in the value of such forward currency transactions are recorded daily as unrealized gain or loss; realized gain or loss includes net gain or loss on transactions that have terminated by settlement or by the Portfolios entering into offsetting commitments.  These instruments involve market risk, credit risk, or both kinds of risks.  Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movement in currency and securities values and interest rates.  The Portfolios did not enter into forward currency contracts during the nine months ended September 30, 2011.

Use of Estimates: The preparation of schedules in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial schedules. Actual results could differ from those estimates and those differences could be material.

Fair Value Measurements: Valuation inputs used to determine the value of the Portfolios’ investments are summarized in the three broad levels listed below:

     Level 1 —  quoted prices in active markets for identical assets.

     Level 2 —  other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.).

     Level 3 —  significant unobservable inputs (which may include the Portfolios’ own assumptions in determining the fair value of investments).

The inputs or methodology used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Portfolio securities listed or traded on securities exchanges, including American Depositary Receipts (“ADRs”), are valued at the closing price on the exchange or system where the security is principally traded or at the NASDAQ Official Closing Price.  If there have been no sales for that day on the exchange or system, a security is valued at the mean of the current closing bid and asked prices.  These valuations are typically categorized as Level 1 in the fair value hierarchy.

In accordance with procedures adopted by the Board, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time the exchange on which they are traded closes and the time the Portfolios’ net asset values are calculated.  These valuations are categorized as Level 2 in the fair value hierarchy.

The following is a summary categorization, as of September 30, 2011, of each Portfolio’s investments based on the level of inputs utilized in determining the value of such investments:

	LEVEL 1 - Quoted Prices (1) (3)
	NGF	NAGF	NSCGF
Assets
Common Stocks (2)	$104,829,116	$86,078,045	$76,978,239
Short-Term Investments	6,058,648	4,752,416	11,035,154
Liabilities
Securities Sold Short (2)	(2,524,275)	(1,921,770)	(525,725)
Total	$108,363,489	$88,908,691	$87,487,668
(1) As of September 30, 2011, the Portfolios did not hold Level 2 or Level 3 investments.
(2) Please refer to the Schedule of Investments to view segregation by industry.
(3) There were no transfers into or out of Level 1 or Level 2 during the period.

3.	Derivative Instruments and Hedging Activities

The ‘‘Derivatives and Hedging’’ Topic of the Codification (ASC 815, formerly SFAS 133, SFAS 161) requires enhanced disclosures about the Portfolios’ derivative and hedging activities, including how such activities are accounted for and their effect on the Portfolios’ financial position, performance and cash flows.  The Portfolios did not use derivatives during the nine months ended September 30, 2011.

4.	Temporary Borrowings

Each Portfolio may borrow from banks up to 25% of its total assets and may pledge its assets in connection with these borrowings, provided that no additional investments shall be made while borrowings exceed 5% of total assets.

The Portfolios did not engage in any temporary borrowings during the nine months ended September 30, 2011.

5.	Short Sale Transactions

During the nine months ended September 30, 2011, each Portfolio sold securities short. Upon selling a security short, the Portfolios record a receivable for the settlement amount and a corresponding liability, which is marked-to-market to reflect current value. Certain securities owned by each respective Portfolio are segregated as collateral while the short sales are outstanding.  At September 30, 2011, the market value of securities separately segregated to cover short positions was approximately $3,897,200, $3,456,219 and $3,065,500 for NGF, NAGF and NSCGF, respectively.

Additionally, the Portfolios had receivables for Deposit with Broker for Securities Sold Short of $2,747,823, $1,990,547 and $232,946 pledged as collateral with brokers in connection with open short positions for NGF, NAGF and NSCGF, respectively. Securities sold short at September 30, 2011 and their related market values and proceeds are set forth in the preceding Schedule of Securities Sold Short.

6.	Indemnification

Under the Company’s organizational documents, its directors and officers are indemnified against certain liabilities arising out of the performance of their duties to the Company.  In addition, in the ordinary course of business, the Company enters into contracts that contain a variety of indemnifications.  The Company’s maximum exposure under these arrangements is unknown. However, the Company has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

7.	Federal Income Taxes

As of September 30, 2011, the cost, gross unrealized appreciation, gross unrealized depreciation, and the net unrealized appreciation (depreciation) on securities, including proceeds from securities sold short for federal income tax purposes, were as follows:

				Net
		Gross	Gross	Unrealized
		Unrealized	Unrealized	Appreciation
	Cost*	Appreciation	Depreciation	(Depreciation)
NGF	$110,112,556	$23,374,646	$(22,599,438)	$775,208
NAGF	111,572,090	8,748,110	(29,489,739)	(20,741,629)
NSCGF	113,656,357	3,054,356	(28,697,320)	(25,642,964)

The difference between the tax cost of investments and the cost of investments for GAAP purposes is primarily due to the tax treatment for wash sale losses.

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Funds’ previous fiscal year end.  For previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Funds’ most recent semi-annual or annual report.

8.	Subsequent Events

Management has evaluated subsequent events through the date of this filing. This evaluation did not result in any subsequent events that necessitated recognition or disclosures.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  The Needham Funds, Inc.

By        /s/ George A. Needham
     George A. Needham, President (Chief Executive Officer)

Date         11/22/2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By          /s/ George A. Needham
      George A. Needham, President (Chief Executive Officer)

Date         11/22/2011

By         /s/ James W. Giangrasso
     James W. Giangrasso, Treasurer and Secretary (Chief Financial Officer)

Date         11/22/2011